Other liabilities (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Disclosure Of Other liabilities [Line Items]
Deferred income and other liabilities	₨ 51,842		₨ 53,945
Other non-current liabilities	51,842	$ 606	53,945
Financial liabilities included in other liabilities	₨ 15,832		₨ 17,945